                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841

                             UBS Willow Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

    PAR ($)                                                                                                    FAIR VALUE
--------------                                                                                              -----------------
                 INVESTMENTS IN SECURITIES (54.15%)
                 CORPORATE BONDS (0.00%)
                 FUNERAL SERVICES & RELATED ITEMS (0.00%)
     2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)                                            $              --
     3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)                                                           --
                                                                                                            -----------------
                                                                                                                           --
                                                                                                            -----------------
                 TOTAL CORPORATE BONDS (Cost $--)                                                                          --
                                                                                                            -----------------
                 BANK LOANS (1.98%)
     6,183,258   Collins & Aikman Product Co., Supplemental Revolving Credit Facility, 0.00%, 08/31/09  *              46,374
    38,640,418   Collins & Aikman Products Co., Litigation Trust, 0.00%  *                                            483,005
    10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11  *                         78,041
    12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11  *                                      90,388
     1,176,000   Le Nature Exit Loan (Libor+300), 3.50%, 07/23/13  *                                                1,235,776
                                                                                                            -----------------
                 TOTAL BANK LOANS (Cost $1,176,001)                                                                 1,933,584
                                                                                                            -----------------

    SHARES
--------------
                 COMMON STOCK (49.17%)
                 AGRICULTURAL CHEMICALS (12.30%)
       875,246   Phosphate Holdings, Inc.  *                                                                       12,008,375
                                                                                                            -----------------
                 AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (20.82%)
     1,320,334   High Performance Industries, Inc.  *                                                              10,562,672
     3,251,684   International Automotive Components Group North America, LLC  *                                    9,755,051
                                                                                                            -----------------
                                                                                                                   20,317,723
                                                                                                            -----------------
                 METAL - ALUMINUM (16.05%)
     3,134,065   Ormet Corp.  *                                                                                    15,670,325
                                                                                                            -----------------
                 TOTAL COMMON STOCK (Cost $77,051,104)                                                             47,996,423
                                                                                                            -----------------
                 EXCHANGE TRADED FUNDS (3.00%)
                 INDEXES (3.00%)
        37,500   ProShares UltraShort Financials  *                                                                 2,154,750
        50,000   ProShares UltraShort Real Estate  *                                                                  773,000
                                                                                                            -----------------
                                                                                                                    2,927,750
                                                                                                            -----------------
                 TOTAL EXCHANGE TRADED FUNDS (Cost $11,276,805)                                                     2,927,750
                                                                                                            -----------------
                 TOTAL INVESTMENTS IN SECURITIES (Cost $89,503,910)                                                52,857,757
                                                                                                            -----------------
                 SECURITIES SOLD, NOT YET PURCHASED ((13.34)%)

    PAR ($)
--------------
                 CORPORATE BONDS SOLD, NOT YET PURCHASED ((13.34)%)
                 CONSUMER PRODUCTS - MISCELLANEOUS ((7.11)%)
    (6,500,000)  Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 02/15/12 @ $104.88)                            (6,944,145)
                                                                                                            -----------------
                 HOME FURNISHINGS ((3.11)%)
    (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14 (Callable 06/15/10 $102.75)                                   (3,030,000)
                                                                                                            -----------------
                 RETAIL - AUTOMOBILE ((3.12)%)
    (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.63%, 08/15/13
                    (Callable 08/15/10 @ $101.44)                                                                  (3,045,000)
                                                                                                            -----------------

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

                                                                                                                FAIR VALUE
                                                                                                            -----------------
                 CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                 TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(11,042,583))            $     (13,019,145)
                                                                                                            -----------------
                 TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(11,042,583))                       (13,019,145)
                                                                                                            -----------------

   NOTIONAL
  AMOUNT ($)
--------------
                 DERIVATIVE CONTRACTS ((11.79)%)
                 CREDIT DEFAULT SWAPS ((11.79)%)
 2,005,000,000   Purchased Contracts                                                                              (11,510,424)
                                                                                                            -----------------
                 TOTAL CREDIT DEFAULT SWAPS (Upfront fees paid $1,700,000)                                        (11,510,424)
                                                                                                            -----------------
                 TOTAL DERIVATIVE CONTRACTS (Upfront fees paid $1,700,000)                                        (11,510,424)
                                                                                                            -----------------
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS -- 29.02%             28,328,188
                                                                                                            -----------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 70.98%                                                              69,281,568
                                                                                                            -----------------
TOTAL MEMBERS' CAPITAL -- 100.00%                                                                           $      97,609,756
                                                                                                            =================

Percentages shown represent a percentage of members' capital as of March 31, 2011.

*    Non-income producing security.

(a)  Security is in default.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

CREDIT DEFAULT SWAPS

                                                    INTEREST   MATURITY      NOTIONAL      UPFRONT FEES                     % OF
SWAP COUNTERPARTY & REFERENCED OBLIGATION             RATE       DATE         AMOUNT           PAID         FAIR VALUE    NET ASSETS
-----------------------------------------           --------   --------   --------------   ------------   -------------   ----------
PURCHASED CONTRACTS:
BANK OF AMERICA MERRILL LYNCH
   Centex Corp., 5.25%, 6/15/15                       5.40     12/20/13   $   10,000,000    $        --   $  (1,080,166)    (1.11)
   Centex Corp., 5.25%, 6/15/15                       5.33     12/20/13       20,000,000             --      (2,120,022)    (2.17)
   Centex Corp., 5.25%, 6/15/15                       3.54     06/20/13       10,000,000             --        (512,885)    (0.52)
   Centex Corp., 5.25%, 6/15/15                       2.87     12/20/12       10,000,000             --        (307,953)    (0.31)
   Lennar Corp., 5.95%, 3/1/13                        4.58     12/20/12       10,000,000             --        (480,057)    (0.49)
   Lennar Corp., 5.95%, 3/1/13                        3.10     12/20/12       10,000,000             --        (223,441)    (0.23)
   Lennar Corp., 6.50%,  4/15/16                      5.40     06/20/14       10,000,000             --        (807,413)    (0.83)
   Limited Brands, Inc., 6.125%, 12/1/12              3.70     09/20/13       10,000,000             --        (687,214)    (0.70)
   Macy's Inc., 7.45%, 7/15/17                        2.98     09/20/13       10,000,000             --        (582,415)    (0.60)
   Masco Corp., 5.875%, 7/15/12                       0.94     12/20/12       10,000,000             --          32,171      0.03
   Mattel Inc., 7.25%, 7/9/12                         0.87     12/20/12       10,000,000             --         (57,512)    (0.06)
   National Rural Utilities Corp., 7.25%, 3/01/12     0.45     03/20/13       10,000,000             --          18,722      0.02
   National Rural Utilities Corp., 8.00%, 3/01/32     1.85     09/20/13        5,000,000             --        (144,304)    (0.15)
   National Rural Utilities Corp., 8.00%, 3/01/32     1.30     12/20/13       10,000,000             --        (142,606)    (0.14)
   National Rural Utilities Corp., 8.00%, 3/01/32     0.63     03/20/13       10,000,000             --         (17,337)    (0.02)
   National Rural Utilities Corp., 8.00%, 3/01/32     0.76     03/20/13       20,000,000             --         (86,759)    (0.09)
   Pulte Homes, 5.25%, 1/15/14                        4.00     12/20/13       10,000,000             --        (495,315)    (0.51)
   Pulte Homes, 5.25%, 1/15/14                        3.85     12/20/13       10,000,000             --        (455,440)    (0.47)
   Southwest Airlines Co., 5.25%, 10/1/14             0.57     12/20/12       20,000,000             --           3,495      0.01
   Toll Brothers Inc., 6.875%, 11/15/12               3.20     12/20/13       10,000,000             --        (524,504)    (0.54)
   Toll Brothers Inc., 6.875%, 11/15/12               2.55     12/20/12        5,000,000             --        (134,821)    (0.14)
   Toll Brothers Inc., 6.875%, 11/15/12               2.50     12/20/12        5,000,000             --        (130,446)    (0.13)
GOLDMAN SACHS
   Aramark Corp., 8.50%, 02/01/15                     6.15     03/20/12       10,000,000             --        (517,852)    (0.53)
   Bank of America Corp., 6.00%, 1/24/18              2.80     12/20/13       10,000,000             --        (573,508)    (0.59)
   Bank of America Corp., 6.00%, 1/24/18              3.50     12/20/13       20,000,000             --      (1,528,977)    (1.57)
   Bank of America Corp., 6.25%, 4/15/12              0.92     06/20/13       20,000,000             --        (173,409)    (0.18)
   Federal Republic of Germany, 6.00%, 6/20/16        0.13     09/20/18       50,000,000             --       1,466,028      1.50
   Federal Republic of Germany, 6.00%, 6/20/16        0.13     09/20/18      100,000,000             --       2,932,055      3.00
   Federal Republic of Germany, 6.00%, 6/20/16        0.10     12/20/13      200,000,000             --         367,543      0.38
   French Republic, 4.25%, 4/25/19                    0.16     12/20/13      100,000,000             --         550,376      0.56
   French Republic, 4.25%, 4/25/19                    0.39     12/20/13      100,000,000             --         (80,623)    (0.08)
   Kingdom of Sweden, 3.875%, 12/29/09                0.60     12/20/13       50,000,000             --        (633,969)    (0.65)
   Kingdom of Sweden, 3.875%, 12/29/09                1.02     03/20/14       50,000,000             --      (1,296,851)    (1.33)
   Loews Corp., 5.25%, 3/15/16                        1.00     12/20/13       10,000,000             --         (87,867)    (0.09)
   Loews Corp., 5.25%, 3/15/16                        0.95     12/20/13       65,000,000             --        (482,648)    (0.49)
   Loews Corp., 5.25%, 3/15/16                        0.98     12/20/13       10,000,000             --         (82,422)    (0.08)
   Loews Corp., 5.25%, 3/15/16                        1.05     12/20/13       10,000,000             --        (101,480)    (0.10)
   Macy's Inc., 6.625%, 4/01/11                       2.55     03/20/13       10,000,000             --        (398,860)    (0.41)
   National Rural Utilities Corp., 8.00%, 3/01/32     1.17     12/20/13       10,000,000             --        (104,063)    (0.11)
   Pulte Homes, 5.25%, 1/15/14                        4.05     12/20/13       20,000,000             --        (985,467)    (1.01)
   Pulte Homes, 5.25%, 1/15/14                        3.00     12/20/13       10,000,000             --        (214,065)    (0.22)
   RadioShack Corp., 7.375%, 5/15/11                  2.32     06/20/16       50,000,000             --         627,002      0.64
   Republic of Austria, 5.25%, 1/04/11                0.84     12/20/18       50,000,000             --        (533,771)    (0.55)
   Republic of Austria, 5.25%, 1/04/11                2.45     03/20/14       25,000,000             --      (1,625,406)    (1.67)
   Republic of Ireland, 3.875%, 7/15/10               0.76     12/20/13       50,000,000             --       7,808,629      8.00
   Republic of Italy, 6.875%, 9/27/23                 1.66     03/20/14       25,000,000             --        (402,747)    (0.41)
   Republic of Italy, 6.875%, 9/27/23                 1.84     03/20/14       25,000,000             --        (534,822)    (0.55)
   Republic of Italy, 6.875%, 9/27/23                 1.52     06/20/14       50,000,000             --        (557,811)    (0.57)
   Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13     5.00     06/20/12       20,000,000      1,700,000        (998,598)    (1.02)
   Southwest Airlines Co., 5.25%, 10/01/14            2.15     12/20/11       20,000,000             --        (296,760)    (0.30)
   Southwest Airlines Co., 5.25%, 10/01/14            2.20     12/20/13       10,000,000             --        (404,820)    (0.42)
   Spain, 5.50%, 7/30/16                              0.76     12/20/13       50,000,000             --       1,479,652      1.52
   Spain, 5.50%, 7/30/17                              1.08     12/20/13       50,000,000             --       1,053,285      1.08
   Spain, 5.50%, 7/30/17                              1.24     03/20/14       50,000,000             --       1,023,579      1.05
   State of Florida, 5.00%, 6/01/15                   0.46     09/20/18       15,000,000             --         484,841      0.50
   State of Georgia, 3.00%, 4/01/27                   0.49     12/20/18       40,000,000             --         684,143      0.70
   State of Mississippi, 4.75%, 12/1/27               0.50     09/20/18       15,000,000             --         571,774      0.59

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

CREDIT DEFAULT SWAPS (CONTINUED)

                                                    INTEREST   MATURITY      NOTIONAL     UPFRONT FEES                     % OF
SWAP COUNTERPARTY & REFERENCED OBLIGATION             RATE       DATE         AMOUNT          PAID         FAIR VALUE    NET ASSETS
-----------------------------------------           --------   --------   -------------   ------------   -------------   ----------
PURCHASED CONTRACTS (CONTINUED):
GOLDMAN SACHS (CONTINUED)
   State of North Carolina, 5.00%, 3/01/20            0.21     09/20/18   $   65,000,000    $        --   $   2,438,848      2.50
   State of North Carolina, 5.00%, 3/01/20            0.24     09/20/18        5,000,000             --         177,935      0.18
   Swiss Confederation                                1.79     03/20/14       50,000,000             --      (2,294,082)    (2.35)
   The Boeing Co., 8.75%, 8/15/21                     1.75     03/20/14       10,000,000             --        (415,700)    (0.43)
   UKT, 4.25%, 6/07/32                                1.17     12/20/13       50,000,000             --      (1,268,073)    (1.30)
   UKT, 4.25%, 6/07/32                                1.15     12/20/13       50,000,000             --      (1,240,587)    (1.27)
   UKT, 4.25%, 6/07/32                                0.55     12/20/13       50,000,000             --        (415,995)    (0.43)
   United Mexican States, 5.875%, 1/15/14             3.90     04/20/14       10,000,000             --      (1,125,531)    (1.15)
   United Mexican States, 7.50%, 4/08/33              3.60     02/20/14       15,000,000             --      (1,290,056)    (1.32)
   United Mexican States, 7.50%, 4/08/33              3.93     04/20/14       10,000,000             --      (1,135,904)    (1.16)
   United Mexican States, 7.50%, 4/08/33              3.95     04/20/14        5,000,000             --        (571,409)    (0.59)
JP MORGAN
   Bank of America Corp., 6.00%, 1/24/18              2.10     06/20/13       10,000,000             --        (352,196)    (0.36)
   Limited Brands, Inc., 6.125%, 12/1/12              3.45     09/20/13       10,000,000             --        (574,127)    (0.59)
   Macy's, Inc., 7.45%,  7/15/17                      3.00     09/20/13       10,000,000             --        (565,640)    (0.58)
MORGAN STANLEY
   Limited Brands, Inc., 6.125%, 12/1/12              1.82     12/20/12       10,000,000             --        (207,183)    (0.21)
   Macy's Inc., 6.625%, 4/1/11                        1.50     12/20/12       10,000,000             --        (166,613)    (0.17)
                                                                          --------------    -----------   -------------    ------
Total Purchased Contracts                                                 $2,005,000,000    $ 1,700,000   $ (11,510,424)   (11.79)%
                                                                          ==============    ===========   =============    ======

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 at March 31, 2011.

ASSETS TABLE

                                              TOTAL FAIR
                                               VALUE AT
DESCRIPTION                                  MARCH 31, 2011     LEVEL 1       LEVEL 2       LEVEL 3
-----------                                  --------------   -----------   -----------   -----------
Investments in Securities
   Corporate Bonds
      Funeral Services & Related Items         $        --    $        --   $        --   $        --
                                               -----------    -----------   -----------   -----------
   TOTAL CORPORATE BONDS                                --             --            --            --
                                               -----------    -----------   -----------   -----------
   Bank Loans                                    1,933,584             --            --     1,933,584
   Common Stock
      Agricultural Chemicals                    12,008,375     12,008,375            --            --
      Automotive/Truck Parts & Equipment        20,317,723             --            --    20,317,723
      Metal - Aluminum                          15,670,325     15,670,325            --            --
                                               -----------    -----------   -----------   -----------
   TOTAL COMMON STOCK                           47,996,423     27,678,700            --    20,317,723
                                               -----------    -----------   -----------   -----------
   Exchange Traded Funds
      Indexes                                    2,927,750      2,927,750            --            --
                                               -----------    -----------   -----------   -----------
   TOTAL EXCHANGE TRADED FUNDS                   2,927,750      2,927,750            --            --
                                               -----------    -----------   -----------   -----------
TOTAL INVESTMENTS IN SECURITIES                $52,857,757    $30,606,450   $        --   $22,251,307
                                               -----------    -----------   -----------   -----------
Derivative Contracts
   Credit Default Swaps                         21,720,078             --    21,720,078            --
                                               -----------    -----------   -----------   -----------
TOTAL DERIVATIVE CONTRACTS                     $21,720,078    $        --   $21,720,078   $        --
                                               ===========    ===========   ===========   ===========
TOTAL ASSETS                                   $74,577,835    $30,606,450   $21,720,078   $22,251,307
                                               -----------    -----------   -----------   -----------

LIABILITIES TABLE

                                              TOTAL FAIR
                                               VALUE AT
DESCRIPTION                                  MARCH 31, 2011  LEVEL 1      LEVEL 2        LEVEL 3
-----------                                  --------------  -------   ------------   ------------
Securities Sold, Not Yet Purchased
   Corporate Bonds Sold, Not Yet Purchased
      Consumer Products - Miscellaneous      $ (6,944,145)     $--     $         --   $ (6,944,145)
      Home Furnishings                         (3,030,000)      --               --     (3,030,000)
      Retail - Automobile                      (3,045,000)      --               --     (3,045,000)
                                             -------------     ---     ------------   ------------
   TOTAL CORPORATE BONDS SOLD, NOT YET
      PURCHASED                               (13,019,145)      --               --    (13,019,145)
                                             -------------     ---     ------------   ------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED     $(13,019,145)     $--     $         --   $(13,019,145)
                                             -------------     ---     ------------   ------------
Derivative Contracts
     Credit Default Swaps                     (33,230,502)      --      (33,230,502)            --
                                             -------------     ---     ------------   ------------
TOTAL DERIVATIVE CONTRACTS                   $(33,230,502)     $--     $(33,230,502)  $         --
                                             -------------     ---     ------------   ------------
TOTAL LIABILITIES                            $(46,249,647)     $--     $(33,230,502)   (13,019,145)
                                             -------------     ---     ------------   ------------

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

ASSETS:

                                                                             Change in                   Transfers
                                                         Accrued  Realized  unrealized                   in and/or    Balance
                                       Balance as of    discounts   gain/  appreciation/                   out of      as of
DESCRIPTION                          December 31, 2010  /premiums  (loss)  depreciation  Purchases Sales   Level 3 March 31, 2011
-----------                          ----------------- ---------- -------- ------------  --------- ----- --------- --------------
INVESTMENTS IN SECURITIES
   CORPORATE BONDS
   Corporate Bonds                      $        --    $       --    $--     $       --     $ --     $--      $--    $        --
                                        -----------    ----------    ---     ----------     ----     ---      ---    -----------
   TOTAL CORPORATE BONDS

   BANK LOANS
   Bank Loans                             1,932,608            --     --            976       --      --       --      1,933,584
                                        -----------    ----------    ---     ----------     ----     ---      ---    -----------
   TOTAL BANK LOANS                       1,932,608            --     --            976      --       --       --      1,933,584
   COMMON STOCKS
   Automotive/Truck Parts &
      Equipment                          11,623,314            --     --      8,694,409       --      --       --     20,317,723
                                        -----------    ----------    ---     ----------     ----     ---      ---    -----------
   TOTAL COMMON STOCKS                   11,623,314            --     --      8,694,409       --      --       --     20,317,723
                                        -----------    ----------    ---     ----------     ----     ---      ---    -----------
   ENDING BALANCE                       $13,555,922    $       --    $--     $8,695,385     $ --     $--      $--    $22,251,307
                                        ===========    ==========    ===     ==========     ====     ===      ===    ===========

LIABILITIES:

                                                                             Change in                   Transfers
                                                         Accrued  Realized  unrealized                   in and/or    Balance
                                       Balance as of    discounts   gain/  appreciation/                   out of      as of
DESCRIPTION                          December 31, 2010  /premiums  (loss)  depreciation  Purchases Sales   Level 3 March 31, 2011
-----------                          ----------------- ---------- -------- ------------  --------- ----- --------- --------------
SECURITIES SOLD, NOT YET PURCHASED
   CORPORATE BONDS
   Consumer Products - Miscellaneous   $ (6,811,480)    $(33,784)   $--      $(98,881)      $--     $--     $--     $ (6,944,145)
   Home Furnishing                       (3,060,000)      (2,005)    --        32,005        --      --      --       (3,030,000)
   Retail - Automobile                   (3,054,990)      (3,195)    --        13,185        --      --      --       (3,045,000)
                                       ------------     --------    ---      --------       ---     ---     ---     ------------
   TOTAL CORPORATE BONDS                (12,926,470)     (38,984)    --       (53,691)       --      --      --      (13,019,145)
                                       ------------     --------    ---      --------       ---     ---     ---     ------------
   ENDING BALANCE                      $(12,926,470)    $(38,984)   $--      $(53,691)      $--     $--     $--     $(13,019,145)
                                       ============     =========   ===      ========       ===     ===     ===     ============

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of March 31, 2011 is $8,641,694.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

PORTFOLIO VALUATION

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2011. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Willow Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          --------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          --------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.